                                         UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          FORM N-CSR

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                         Investment Company Act file number: 811-5075

                                    Thrivent Mutual Funds
                      (Exact name of registrant as specified in charter)

                                   625 Fourth Avenue South
                                 Minneapolis, Minnesota 55415
                     (Address of principal executive offices) (Zip code)

                              John C. Bjork, Assistant Secretary
                                   625 Fourth Avenue South
                                 Minneapolis, Minnesota 55415
                           (Name and address of agent for service)

              Registrant's telephone number, including area code: (612) 340-7005
                              Date of fiscal year end: April 30
                           Date of reporting period: April 30, 2004

Item 1. Report to Stockholders

                                                   Annual Report

                                                  April 30, 2004

                                           The AAL U.S. Government Zero
                                          Coupon Target Fund, Series 2006

                                                 [OBJECT OMITTED]

[GRAPHIC OMITTED:  PAM MORET]

Dear Shareholder:

We are  pleased to provide  you with the annual  report  for the 12 months  ended  April 30,  2004 for The AAL U.S.
Government Zero Coupon Target Fund, Series 2006, managed by Thrivent Investment Management Inc.

Thrivent Investment Management Welcomes
New Chief Investment Officer
The one-year  period was a fruitful one for investors  with the stock market  rebounding  strongly from a prolonged bear market,  and a resurgent  economy-a  welcome  change from previous  periods.  Changes in our asset  management business  have been  occurring  as well led by the  recent  naming of Russell  Swansen as our new chief  investment officer.  We are  tremendously  excited  about the  opportunity  to bring Russell on board.  His broad  experience, talent and past successes will greatly  benefit our  shareholders.  Russell takes over for Jim Abitz who retired at the end of 2003 after a career of over thirty years in investment  management and  shareholder  service.  We salute
Jim's  leadership,  recognize his significant  contributions and wish him well in all his future endeavors while at the same time welcoming Russell and his vision for our asset management capabilities on the road ahead.

Building for the Future
Besides  naming a new chief  investment  officer,  Thrivent  Investment  Management  is busily  gearing  up for the fast-approaching  merger  of The AAL  Mutual  Funds and The  Lutheran  Brotherhood  Family  of Funds  into a single
Thrivent Mutual Funds. The Thrivent Mutual Funds will offer:

o  more investment options
o  greater asset class diversification potential
o  a simplified shareholder self-service process

Within the Thrivent Mutual Funds, product improve-ments continue:

o    Matthew Finn--a new,  experienced and successful  large cap value portfolio  manager,  recently joined the equities area this past spring
o    Soon you will have access to an  improved  international  stock  option that  combines  proven  growth and value style managers into a single unique fund offering.

These changes are designed with you-the  shareholder-in  mind, enabling Thrivent Mutual Funds to serve ever more of your investment needs.

Investing in Intergrity

On a final  note,  the past  year was  marked by  revelations  of  ethical  lapses  and  improper  activities  at a surprising  number of asset management  companies.  This has been  disappointing and alarming for the rest of us in the industry.  As a part of a member-owned  fraternal benefit society,  we've been in the integrity  "business" for over a century and have remained  committed to earning the trust of one very key group-our  investors.  In fact, we are always looking for new  opportunities  to further bolster the trust our shareholders put in us. To this end, we have been among the  industry  leaders in recently  introducing  leading-edge  mutual fund board  governance  where seven of eight directors are independent of Thrivent's  management and dedicated solely to our  shareholders'  best interests.

Thank you for continuing to turn to us for your financial solutions. We very much value your business.

Sincerely,

/s/ Pamela J. Moret
Pamela J. Moret
President
The AAL Mutual Funds

                                        The AAL U.S. Government Zero Coupon
                                             Target Fund, Series 2006

Over the last twelve  months,  interest  rates rose  slightly,  resulting in total  returns of 0.65% for the fiscal year. A zero coupon  security  will  typically  perform  better when rates are falling and will perform  worse than coupon paying  securities  when interest  rates are rising.  The short time to maturity of the security  comprising this portfolio makes this security a very defensive investment.

[GRAPHIC OMITTED:  ALAN D. ONSTAD]

/s/ Alan D. Onstad
Alan D. Onstad, Portfolio Manager

                                                $10,000 Investment
                                           Including 4.75% Sales Charge*

The AAL U.S. Goverment Target Fund Series 2001 & 2006

[MOUNTAIN CHARTS OMITTED]

                        2006           LEHM
                   The AAL U.S.
                  Government Zero     Lehman
                   Coupon Target     Aggregate      Consumer
    Date         Fund, Series 2006  Bond Index**  Price Index***
      04/30/94        $ 9,525       $ 10,000      $ 10,000
     5/31/1994          9,520          9,999        10,007
     6/30/1994          9,355          9,976        10,041
     7/31/1994          9,714         10,175        10,068
     8/31/1994          9,640         10,187        10,109
     9/30/1994          9,231         10,037        10,136
    10/31/1994          9,154         10,028        10,142
    11/30/1994          9,238         10,006        10,156
    12/31/1994          9,454         10,075        10,156
     1/31/1995          9,726         10,275        10,197
     2/28/1995         10,123         10,519        10,237
     3/31/1995         10,189         10,583        10,271
     4/30/1995         10,391         10,731        10,305
     5/31/1995         11,383         11,147        10,326
     6/30/1995         11,534         11,228        10,346
     7/31/1995         11,284         11,203        10,346
     8/31/1995         11,545         11,338        10,373
     9/30/1995         11,773         11,449        10,393
    10/31/1995         12,116         11,598        10,427
    11/30/1995         12,488         11,771        10,421
    12/31/1995         13,020         11,937        10,414
     1/31/1996         13,011         12,016        10,475
     2/28/1996         12,298         11,807        10,509
     3/31/1996         12,046         11,725        10,563
     4/30/1996         11,788         11,659        10,604
     5/31/1996         11,674         11,635        10,624
     6/30/1996         11,940         11,792        10,631
     7/31/1996         11,923         11,824        10,651
     8/31/1996         11,763         11,804        10,672
     9/30/1996         12,114         12,010        10,706
    10/31/1996         12,637         12,276        10,739
    11/30/1996         13,074         12,486        10,760
    12/31/1996         12,733         12,370        10,760
     1/31/1997         12,654         12,408        10,794
     2/28/1997         12,624         12,439        10,828
     3/31/1997         12,301         12,301        10,855
     4/30/1997         12,609         12,485        10,868
     5/31/1997         12,730         12,603        10,862
     6/30/1997         12,933         12,753        10,875
     7/31/1997         13,657         13,096        10,889
     8/31/1997         13,276         12,985        10,909
     9/30/1997         13,621         13,176        10,936
    10/31/1997         14,023         13,367        10,963
    11/30/1997         14,086         13,429        10,957
    12/31/1997         14,307         13,564        10,943
     1/31/1998         14,632         13,738        10,963
     2/28/1998         14,528         13,728        10,984
     3/31/1998         14,531         13,775        11,004
     4/30/1998         14,560         13,847        11,024
     5/31/1998         14,830         13,978        11,045
     6/30/1998         15,036         14,097        11,058
     7/31/1998         15,010         14,127        11,072
     8/31/1998         15,666         14,357        11,085
     9/30/1998         16,482         14,693        11,099
    10/31/1998         16,458         14,615        11,126
    11/30/1998         16,280         14,698        11,126
    12/31/1998         16,397         14,742        11,119
     1/31/1999         16,395         14,847        11,147
     2/28/1999         15,694         14,588        11,160
     3/31/1999         15,705         14,669        11,194
     4/30/1999         15,750         14,716        11,275
     5/31/1999         15,325         14,587        11,275
     6/30/1999         15,169         14,540        11,275
     7/31/1999         15,022         14,478        11,309
     8/31/1999         14,948         14,471        11,337
     9/30/1999         15,053         14,639        11,391
    10/31/1999         14,995         14,693        11,411
    11/30/1999         14,907         14,692        11,418
    12/31/1999         14,710         14,621        11,418
     1/31/2000         14,610         14,573        11,445
     2/28/2000         14,721         14,749        11,513
     3/31/2000         15,104         14,944        11,608
     4/30/2000         15,065         14,901        11,615
     5/31/2000         15,123         14,894        11,621
     6/30/2000         15,574         15,204        11,689
     7/31/2000         15,629         15,342        11,710
     8/31/2000         15,900         15,565        11,723
     9/30/2000         16,086         15,662        11,784
    10/31/2000         16,159         15,766        11,805
    11/30/2000         16,600         16,024        11,811
    12/31/2000         17,032         16,321        11,805
     1/31/2001         17,233         16,588        11,879
     2/28/2001         17,477         16,733        11,927
     3/31/2001         17,671         16,817        11,954
     4/30/2001         17,401         16,747        12,001
     5/31/2001         17,330         16,848        12,056
     6/30/2001         17,402         16,911        12,076
     7/31/2001         17,897         17,290        12,042
     8/31/2001         18,086         17,488        12,042
     9/30/2001         18,618         17,691        12,096
    10/31/2001         18,961         18,062        12,056
    11/30/2001         18,562         17,813        12,035
    12/31/2001         18,329         17,699        11,988
     1/31/2002         18,373         17,843        12,015
     2/28/2002         18,604         18,016        12,062
     3/31/2002         18,128         17,716        12,130
     4/30/2002         18,543         18,059        12,198
     5/31/2002         18,756         18,213        12,198
     6/30/2002         19,054         18,371        12,205
     7/31/2002         19,603         18,592        12,219
     8/30/2002         19,895         18,906        12,259
     9/30/2002         20,458         19,212        12,280
    10/31/2002         20,331         19,124        12,310
    11/29/2002         19,996         19,119        12,310
    12/31/2002         20,494         19,514        12,283
     1/31/2003         20,336         19,531        12,337
     2/28/2003         20,615         19,801        12,432
     3/31/2003         20,582         19,785        12,507
     4/30/2003         20,656         19,949        12,480
     5/30/2003         21,055         20,320        12,460
     6/30/2003         21,026         20,280        12,473
     7/31/2003         20,532         19,598        12,487
     8/29/2003         20,513         19,728        12,534
     9/30/2003         20,954         20,250        12,575
    10/31/2003         20,722         20,062        12,561
    11/28/2003         20,685         20,109        12,527
    12/31/2003         20,857         20,314        12,514
     1/30/2004         20,905         20,478        12,575
     2/27/2004         21,064         20,699        12,643
     3/31/2004         21,150         20,855        12,724
     4/30/2004         20,773         20,312        12,765

The Fund seeks high, relatively predictable investment returns from U.S. government securities over selected periods of time, assuming investors reinvest the dividends and capital gains distributed by the Fund.

                                           Average Annual Total Returns*
----------------------------------------------------------- ------------------- -------------------- -------------------
           For the Period Ended April 30, 2004                    1-Year              5-Year              10-Year
----------------------------------------------------------- ------------------- -------------------- -------------------
Without sales charge                                              0.65%                6.01%               8.05%
With sales charge                                                 -4.13%               4.98%               7.52%
----------------------------------------------------------- ------------------- -------------------- -------------------

*   Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding.
    Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Call
    800-THRIVENT or visit www.thrivent.com for more current performance results. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. The prospectus contains more complete information on the objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing.  Please read your prospectus carefully.
**  An unmanaged index that encompasses five major classes of U.S. fixed-income securities: U.S. Treasury and
    Government Agency securities, corporate debt obligations, mortgage-backed securities, asset-backed securities and commercial mortgage backed securities.  It is not possible to invest directly in the Index.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

PRICEWATERHOUSECOOPERS LLP
Suite 1500
100 E. Wisconsin Avenue
Milwaukee, WI  53202
Telephone (414) 212-1600
Facsimile (414) 212-1880

To the Shareholders and Trustees of The AAL Mutual Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The AAL U.S. Government Zero Coupon Target Fund, Series 2006,
(one of the portfolios constituting The AAL Mutual Funds, hereafter referred to as the "Fund") at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of the financial statements in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at April
30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

June 7, 2004

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

                                              Schedule of Investments
                                               As of April 30, 2004

The AAL U.S. Government Zero Coupon Target Fund, Series 2006 (a)

-------------------------------------------------------------------------------------------------------------------
Principal                                                   Yield to           Maturity               Market
AmountLong-Term Obligations (100.0%)                        Maturity             Date                  Value
-------------------------------------------------------------------------------------------------------------------

               U.S. Zero Coupon (100.0%)
$1,638,000     U.S. Government Zero Coupon Bonds               2.72%          11/15/2006            $1,532,704
                                               TOTAL INVESTMENTS (100.0%)
                                               (amortized cost basis $1,340,047)                   $1,532,704

(a) The categories of investments are shown as a percentage of total investments.

             The accompanying notes to the financial statements are an integral part of this schedule.

                                        Statement of Assets and Liabilities
                                               As of April 30, 2004

                           The AAL U.S. Government Zero Coupon Target Fund, Series 2006

      -------------------------------------------------------------------------------------------------------
      Assets
      Investments at cost                                                                    $1,340,047
      Investments at value                                                                    1,532,704

      Cash                                                                                        6,858
      Prepaid expenses                                                                            1,185
      Receivable for trust shares sold                                                               45
      Receivable from affiliate                                                                   3,258
      ------------------------------------------------------------------------------ ------------------------
          Total Assets                                                                        1,544,050
      ============================================================================== ========================

      Liabilities
      Income distributions payable                                                               28,830
      Accrued expenses                                                                            8,840
      ------------------------------------------------------------------------------ ------------------------
      ------------------------------------------------------------------------------ ------------------------
          Total Liabilities                                                                      37,670
      ============================================================================== ========================

      Net Assets
      Trust Capital (beneficial interest)                                                     1,306,286
      Accumulated undistributed net investment income                                               805
      Accumulated undistributed net realized gain on investments                                  6,632
      Net unrealized appreciation on investments                                                192,657
      ------------------------------------------------------------------------------ ------------------------
          Total Net Assets                                                                   $1,506,380
      ============================================================================== ========================

      Net Assets                                                                             $1,506,380
      Shares of beneficial interest outstanding                                                 128,212
      Net asset value per share                                                                 $11.75
      Maximum public offering price                                                             $12.34

            The accompanying notes to the financial statements are an integral part of this statement.

                                              Statement of Operations
                                         For the year ended April 30, 2004

                           The AAL U.S. Government Zero Coupon Target Fund, Series 2006
      -------------------------------------------------------------------------------------------------------
      ------------------------------------------------------------------------------ ------------------------
      Investment Income
       Taxable interest                                                                        $104,507
      ------------------------------------------------------------------------------ ------------------------
      ------------------------------------------------------------------------------ ------------------------
           Total Investment Income                                                              104,507
      ============================================================================== ========================
      ============================================================================== ========================

      Expenses
      Accounting and pricing fees                                                                 1,103
      Administrative service fees                                                                   102
      Audit and legal fees                                                                        7,422
      Custody fees                                                                                  525
      Printing and postage expense                                                                4,958
      SEC and state registration expense                                                          5,780
      Shareholder maintenance fees                                                                   56
      Transfer agent fees                                                                         1,867
      Trustees' fees and insurance expenses                                                       4,691
      Other expenses                                                                                803
      ------------------------------------------------------------------------------ ------------------------
      ------------------------------------------------------------------------------ ------------------------
           Total Expenses Before Reimbursement                                                   27,307
      ============================================================================== ========================
      ============================================================================== ========================

      Less:
         Reimbursement from adviser                                                             (11,883)
         Fees paid indirectly                                                                       (91)
      ------------------------------------------------------------------------------ ------------------------
      ------------------------------------------------------------------------------ ------------------------

           Total Net Expenses                                                                    15,333
      ============================================================================== ========================
      ============================================================================== ========================

      Net Investment Income                                                                      89,174
      ============================================================================== ========================
      ============================================================================== ========================

      Realized and Unrealized Gains/(Losses) on Investments
      Net realized gains on investments                                                          12,814
      Change in net unrealized appreciation/(depreciation) on investments                       (93,722)
      ------------------------------------------------------------------------------ ------------------------
      ------------------------------------------------------------------------------ ------------------------
        Net Realized and Unrealized Gains/(Losses) on Investments                               (80,908)
      ============================================================================== ========================
      ============================================================================== ========================

      Net Increase in Net Assets Resulting From Operations                                       $8,266
      ============================================================================== ========================

            The accompanying notes to the financial statements are an integral part of this statement.

                                         Statement of Changes in Net Assets
                                                As of April 30, 2004

                            The AAL U.S. Government Zero Coupon Target Fund, Series 2006

                                                                       Year Ended                 Year Ended
                                                                       4/30/2004                   4/30/2003
-------------------------------------------------------------- --------------------------- --------------------------
Operations
Net investment income                                                      $89,174                     $92,246
Net realized gains on investments                                           12,814                      29,962
Change in net unrealized appreciation/(depreciation)
on investments                                                             (93,722)                     51,190
-------------------------------------------------------------- --------------------------- --------------------------
-------------------------------------------------------------- --------------------------- --------------------------
Net Increase in Net Assets Resulting
from Operations                                                              8,266                     173,398
============================================================== =========================== ==========================
============================================================== =========================== ==========================

Distributions to Shareholders
From net investment income                                                 (89,174)                    (92,246)
From net realized gains                                                    (28,831)                    (21,496)
-------------------------------------------------------------- --------------------------- --------------------------
-------------------------------------------------------------- --------------------------- --------------------------
Total Distributions to Shareholders                                       (118,005)                   (113,742)
============================================================== =========================== ==========================
============================================================== =========================== ==========================

Trust Share Transactions
Income dividends reinvested                                                 87,476                      89,767
Capital gains distributions reinvested                                      28,587                      21,325
Redemption of trust shares                                                 (79,054)                   (156,671)
-------------------------------------------------------------- --------------------------- --------------------------
-------------------------------------------------------------- --------------------------- --------------------------
Net Increase/(Decrease) in Trust Capital                                    37,009                     (45,579)
============================================================== =========================== ==========================
============================================================== =========================== ==========================

Net Increase/(Decrease) in Net Assets                                      (72,730)                     14,077
============================================================== =========================== ==========================
============================================================== =========================== ==========================

Net Assets Beginning of Period                                           1,579,110                   1,565,033
============================================================== =========================== ==========================
============================================================== =========================== ==========================

Net Assets End of Period                                                $1,506,380                  $1,579,110
============================================================== =========================== ==========================

            The accompanying notes to the financial statements are an integral part of this statement.

                                            Notes to Financial Statements
                                                 As of April 30, 2004

                            The AAL U.S. Government Zero Coupon Target Fund, Series 2006

   A.  Organization
   The AAL Mutual  Funds (the  "Trust")  was  organized as a  Massachusetts  Business  Trust on March 31, 1987 and is
   registered as an open-end  management  investment  company  under the  Investment  Company Act of 1940.  The Trust commenced  operations on July 16, 1987. As of February 1, 2004, the Trust consists of fifteen equity Funds,  eight fixed-income  Funds  and a money  market  Fund of which  one  equity  and three  fixed-income  funds  have not yet commenced operations.

   On November  14, 1990,  The AAL U.S.  Government  Zero Coupon  Target Fund,  Series 2006 (the  "Fund"),  commenced operations.  Effective  June 1,  1993,  the Board of  Trustees  of The AAL  Mutual  Funds  closed  the Fund to new shareholders and the additional purchases of shares by existing shareholders.

   Under the Trust's organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the  performance of their duties to the Trust. In addition,  in the normal course of business,  the
   Trust enters into  contracts  with vendors and others that provide  general damage  clauses.  The Trust's  maximum exposure  under these  contracts  is unknown,  as this would  involve  future  claims that may be made against the
   Trust. However, based on experience, the Trust expects the risk of loss to be remote.

   B.  Significant Accounting Policies
   Valuation - Securities traded on national  securities  exchanges are valued at the last reported sales prices. All other securities are valued at official closing price if such quotations are readily  available.  Otherwise,  such securities  are valued at a fair value as determined in good faith by the Adviser under  supervision  of the Board of Trustees.

   Federal  Income Taxes - The Fund intends to comply with the  requirements  of the Internal  Revenue Code which are applicable to regulated  investment  companies and to distribute  substantially  all of its taxable  income to its shareholders.  The Fund accordingly anticipates paying no Federal income taxes and no Federal income tax provision was required.

   Fees  Paid  Indirectly  - The Fund has a  deposit  arrangement  with the  custodian  whereby  interest  earned  on uninvested cash balances is used to pay a portion of custodian  fees.  This deposit  arrangement is an alternative to overnight investments.

   Distributions  to  Shareholders  - Net  investment  income  is  distributed  to each  shareholder  as a  dividend.
   Dividends  from the Fund are  declared  daily  and  distributed  annually.  Net  realized  gains  from  securities transactions, if any, are distributed at least annually in the calendar year.

   Use of Estimates - The  preparation of financial  statements in conformity with  accounting  principles  generally accepted in the United States of America  require  management to make  estimates and  assumptions  that affect the reported amounts of assets and liabilities and disclosure of contingent  assets and liabilities at the date of the financial  statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from these estimates.

   Other - For financial  statement purposes,  investment security  transactions are accounted for on the trade date.
   Interest  income is recognized on an accrual  basis.  Bond discount is amortized  over the life of the  respective bonds on the interest method.  Realized gains or losses on sales are determined on a specific cost  identification basis.  Generally  accepted  accounting  principles require permanent  financial  reporting and tax differences be reclassified to trust capital.  No reclassifications were necessary at April 30, 2004.

   C.  Investment Advisory Management Fees and Transactions with Related Parties
   The Trust has entered into an  Investment  Advisory  Agreement  with  Thrivent  Investment  Management  Inc.  (the
   "Adviser")  under which the Fund pays a fee for investment  advisory  services.  The annual rate of fees under the
   Investment  Advisory Agreement are calculated at 0.50 of 1% of the average daily net assets of the Fund.  Payments under the Investment Advisory Agreement were discontinued effective July 1, 1993.

   The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment  Company Act of
   1940. The Plan  authorizes the Trust to use a portion of its assets to finance certain sales  activities  relating to the  distribution  of  shares to  investors.  Payments  under the Plan are equal to a maximum  of 0.10 of 1% of average daily net assets.  Payments under the Plan were discontinued effective July 1, 1993.

   Each Trustee who is not  affiliated  with Thrivent  Financial for Lutherans or the Adviser  receives an annual fee from the Fund for  services  as a Trustee  and is eligible to  participate  in a deferred  compensation  plan with respect to these fees. Each participant's  deferred  compensation  account will increase or decrease as if it were invested in shares of the Funds of their choice.

   Trustees not  participating  in the above plan received  $249 in fees for the year ended April 30, 2004,  from the
   Fund. No  remuneration  has been paid by the Trust to any of the officers or affiliated  Trustees of the Trust. In addition,  the Trust reimbursed  unaffiliated  Trustees for reasonable expenses incurred in relation to attendance at the meetings.

   The Fund is charged for those  expenses  that are directly  attributable  to it, such as advisory,  custodian  and certain  shareholder  service  fees,  while other  expenses that cannot be directly  attributable  to the Fund are allocated  among The AAL Mutual Funds in proportion to the net assets,  number of shareholder  accounts,  or other reasonable basis of the respective Fund.
   The Adviser  has  voluntarily  reimbursed  the Fund for all  expenses in excess of 1% of average  daily net assets since inception.

   Thrivent Financial for Lutherans is the ultimate parent company for Thrivent Investment Management Inc.

   D.  Security Transactions
   During  the year ended  April 30,  2004,  there were no  purchases  and  $88,042 in sales.  All sales were in U.S.
   Government obligations.

   E. Federal Income Tax Information
   The cost basis of the  investments is the same for financial  reporting  purposes and Federal income tax purposes.
   The net  unrealized  appreciation  on  investments at April 30, 2004 was $192,657.  There was no  depreciation  on investments as of April 30, 2004.

   During the years ended April 30, 2004 and April 30, 2003, The AAL U.S.  Government Zero Coupon Target Fund, Series
   2006 distributed  $89,174 and $92,246 from ordinary income,  and $28,831 and $21,496 from long-term capital gains, respectively.

   At April 30, 2004,  undistributed  ordinary  income and  long-term  capital gains for tax purposes were $3,607 and
   $6,632, respectively.

   Shareholder Notification of Federal Tax Status
   During the year ended April 30, 2004,  The AAL U.S.  Government  Zero Coupon Target Fund,  Series 2006  designates
   $28,831 as long-term capital gains.

F. Trust Transactions

Transactions in trust shares for the years ended April 30, 2004 and 2003 were as follows:

                                                                         4/30/2004       4/30/2003
         Income dividends reinvested                                        7,278          7,025
         Capital gains reinvested                                           2,380          1,713
         Shares redeemed                                                   (6,428)       (12,316)
                                                                           ------        -------
         Net Change in Trust Shares                                         3,230         (3,578)

                                                Financial Highlights
                                              Per Share Information (a)

                            The AAL U.S. Government Zero Coupon Target Fund, Series 2006

                                                           Year          Year         Year         Year         Year
                                                           Ended        Ended         Ended        Ended        Ended
                                                         4/30/2004    4/30/2003     4/30/2002    4/30/2001    4/30/2000
------------------------------------------------------- ------------ ------------- ------------ ------------ ------------
------------------------------------------------------- ------------ ------------- ------------ ------------ ------------

Net Asset Value, Beginning of Period                    $12.63           $12.17        $12.22       $11.27       $12.39

Income from Investment Operations
Net investment income                                   0.71               0.73          0.71         0.72         0.72
Net realized and unrealized gain/(loss)
 on investments (b)                                    (0.64)             0.63          0.07         1.00        (1.02)
------------------------------------------------------- ------------ ------------- ------------ ------------ ------------
------------------------------------------------------- ------------ ------------- ------------ ------------ ------------
Total from Investment Operations                        0.07               1.36          0.78         1.72        (0.30)
------------------------------------------------------- ------------ ------------- ------------ ------------ ------------
------------------------------------------------------- ------------ ------------- ------------ ------------ ------------

Less Distributions from:
Net investment income                                   (0.71)            (0.73)        (0.71)       (0.72)       (0.72)
Net realized gain on investments                        (0.24)            (0.17)        (0.12)       (0.05)       (0.10)
------------------------------------------------------- ------------ ------------- ------------ ------------ ------------
------------------------------------------------------- ------------ ------------- ------------ ------------ ------------
Total Distributions                                     (0.95)            (0.90)        (0.83)       (0.77)       (0.82)
------------------------------------------------------- ------------ ------------- ------------ ------------ ------------
------------------------------------------------------- ------------ ------------- ------------ ------------ ------------

Net Asset Value, End of Period                          $11.75           $12.63        $12.17       $12.22       $11.27
======================================================= ============ ============= ============ ============ ============
======================================================= ============ ============= ============ ============ ============

Total return (c)                                         0.65%            11.28%         6.53%       15.28%      (2.29)%
Net assets, end of period (in thousands)               $1,506             $1,579        $1,565       $1,612       $1,467
Ratio of expenses to average net assets                 1.00%              0.91%         1.00%        0.99%        0.98%
Ratio of net investment income to average net assets    5.82%              5.73%         5.80%        6.02%        6.21%
Portfolio turnover rate                                 0.00%              0.00%         0.00%        0.00%        0.00%

If the adviser had not reimbursed expenses
     the ratios would have been:
Ratio of expenses to average net assets                  1.78%             1.55%         1.27%        1.07%        0.98%
Ratio of net investment income to average net assets     5.04%             5.09%         5.53%        5.95%        6.21%

(a)  All per share amounts have been rounded to the nearest cent.
(b)  The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)  Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

             The accompanying notes to the financial statements are an integral part of this schedule.

                                          Board of Trustees and Officers

The following table provides information about the Trustees and officers of the Trust.  Unless otherwise indicated, the business address of each Trustee and officer is 625 Fourth Avenue South, Minneapolis, Minnesota
55415.  Additional information about the Trustees is available in the Trust's Statement of Additional
Information, which you may obtain without charge by calling 1-800-THRIVENT (1-800-847-4836).

Interested Trustees/1/

                           Position with Trust         Principal         Number of Portfolios
Name, Address,                 and Length        Occupation(s) During      in Fund Complex       Other Directorships
and Age                      of Time Served/2/       Past 5 Years       Overseen by Trustee/4/     Held by Trustee
------------------------- ---------------------- ---------------------- ----------------------- ----------------------

Pamela J. Moret           President since        Executive Vice         26 of the Thrivent      Lutheran World
Age 48                    2002; Trustee since    President, Marketing   Series Fund, Inc.; 20   Relief; Minnesota
                          2004                   and Products,          of The AAL Mutual       Public Radio
                                                 Thrivent Financial     Funds
                                                 for Lutherans since
                                                 2002; Senior Vice
                                                 President, Products,
                                                 American Express
                                                 Financial Advisors
                                                 from 2001 to 2002;
                                                 Vice President,
                                                 Variable Assets,
                                                 American Express
                                                 Financial Advisors
                                                 from 1996 to 2000

Independent Trustees/3/

                           Position with Trust         Principal         Number of Portfolios
Name, Address,                 and Length        Occupation(s) During      in Fund Complex       Other Directorships
and Age                      of Time Served/2/       Past 5 Years        Overseen by Trustee/4/    Held by Trustee
------------------------- ---------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ---------------------- ----------------------- ----------------------

F. Gregory Campbell       Trustee since 1992     President, Carthage    26 of the Thrivent      ELCA University and
Age 64                                           College                Series Fund, Inc.; 20   College Employees'
                                                                        of The AAL Mutual       Health Benefit
                                                                        Funds                   Board; ELCA Risk
                                                                                                Management Board;
                                                                                                Trustee, Johnson
                                                                                                Family Funds, Inc.,
                                                                                                an investment
                                                                                                company consisting
                                                                                                of four portfolios;
                                                                                                Kenosha Hospital and
                                                                                                Medical Center
                                                                                                Board; Prairie
                                                                                                School Board; United
                                                                                                Health Systems Board

Herbert F.                Trustee since 2003     Management             26 of the Thrivent      None
Eggerding, Jr.                                   consultant to          Series Fund, Inc.; 20
Age 66                                           several privately      of The AAL Mutual
                                                 owned companies        Funds; 11 of The
                                                                        Lutheran Brotherhood
                                                                        Family of Funds

Richard L. Gady           Trustee since 1987     Retired; previously    26 of the Thrivent      International
Age 61                                           Vice President,        Series Fund, Inc.; 20   Agricultural
                                                 Public Affairs and     of The AAL Mutual       Marketing
                                                 Chief Economist,       Funds                   Association Board
                                                 Conagra, Inc.
                                                 (agribusiness)

Edward W. Smeds           Trustee since 1999     Retired                26 of the Thrivent      Chairman of Carthage
Age 68                                                                  Series Fund, Inc.; 20   College Board
                                                                        of The AAL Mutual
                                                                        Funds

Noel K. Estenson          Trustee since 2004     Retired; previously    26 of the Thrivent      None
Age 65                                           President and Chief    Series Fund, Inc.; 11
                                                 Executive Officer,     of The Lutheran
                                                 CenexHarvestStates     Brotherhood Family of
                                                 (farm supply and       Funds; 20 of The AAL
                                                 marketing and food     Mutual Funds
                                                 business)

Jodi L. Harpstead         Trustee since 2004     On sabbatical.         26 of the Thrivent      Trustee, Delta
Age 47                                           Previously Vice        Series Fund, Inc.; 11   Dental Plan of
                                                 President & General    of The Lutheran         Minnesota
                                                 Manager, Cardiac       Brotherhood Family of
                                                 Surgery Technologies   Funds; 20 of The AAL
                                                 for Medtronic, Inc.    Mutual Funds
                                                 (medical products
                                                 and technologies
                                                 business) since
                                                 2002; President
                                                 Global Marketing and
                                                 U.S. Sales, Cardiac
                                                 Rhythm Management
                                                 for Medtronic, Inc.
                                                 from 2001 to 2002;
                                                 Vice President, U.S.
                                                 Pacing Sales for
                                                 Medtronic, Inc. from
                                                 1996 to 2001

Connie M. Levi            Trustee since 2004     Retired                26 of the Thrivent      Trustee, Norstan,
Age 64                                                                  Series Fund, Inc., 11   Inc.
                                                                        of The Lutheran
                                                                        Brotherhood Family of
                                                                        Funds; 20 of The AAL
                                                                        Mutual Funds

Officers

                              Position with
Name, Address                   Trust and
and Age                   Length of Service/2/               Principal Occupation During the Past 5 Years
------------------------- ---------------------- ---------------------------------------------------------------------

Pamela J. Moret           President since 2002   Executive Vice President, Marketing and Products, Thrivent
Age 48                                           Financial since 2002; Senior Vice President, Products, American
                                                 Express Financial Advisors from 2000 to 2001; Vice President,
                                                 Variable Assets, American Express Financial Advisors from 1996 to
                                                 2000

James E. Nelson           Secretary since 2003   Vice President, Securities Law, Thrivent Financial since 2001;
Age 44                                           Counsel and head of Insurance Practice Group, Law Division of ING
                                                 ReliaStar (formerly ReliaStar Financial Corp.) from 1998 to 2001
Charles D. Gariboldi      Treasurer since 1999   Vice President, Investment Accounting, Thrivent Financial
Age 44

Russell W. Swansen        Vice President since   Chief Investment Officer, Thrivent Financial, since 2004; Managing
Age 46                    2004                   Director, Colonnade Advisors, LLC, from 2001 to 2003, President and
                                                 Chief Investment Officer of PPM American from 1999 to 2000

Karl D. Anderson          Vice President since   Vice President, Investment Product Solutions Management, Thrivent
Age 42                    2003                   Financial

Frederick P. Johnson      Vice President since   Vice President, Investment Operations, Thrivent Financial
Age 41                    2003

Marnie L.                 Vice President since   Vice President, Customer Interaction Department, Thrivent Financial
Loomans-Thuecks           2004
4321 North Ballard Road
Appleton, WI
Age 41

Thomas R Mischka          Vice President and     Vice President of Divisional Support Services, Thrivent Financial
4321 North Ballard Road   Anti-Money
Appleton, WI              Laundering Officer
Age 44                    since 2003

David R. Spangler         Assistant Vice         Director, of Investment Product Management, Thrivent Financial
Age 37                    President since 2004   since 2002; Vice President- Product Development, Wells Fargo
                                                 Bank-Funds Management Group, from 2000 to 2002; Analyst, MCSI,
                                                 Inc., 2000; Vice President-Product Development, US Bank-First
                                                 American Funds, 1997 to 2000
Brett L. Agnew            Assistant Secretary    Senior Counsel, Thrivent Financial since 2001;Consultant, Principal
Age 33                    since 2001             Financial Group from 1998 to 2001

John C. Bjork             Assistant Secretary    Senior Counsel, Thrivent Financial
Age 50                    since 2003

Marlene J. Nogle          Assistant Secretary    Senior Counsel, Thrivent Financial
Age 56                    since 2003

/1/"Interested person" of the Trust as defined in the Investment Company Act of 1940 by virtue of a position with
Thrivent Financial.  Ms. Moret is considered an interested person because of her principal occupation with
Thrivent Financial, the parent company of the adviser and an affiliate of the Trust.

/2/Each Trustee serves an indefinite term until his or her successor is duly elected and qualified.  The bylaws of the Trust provide that each Trustee must retire at the end of the year in which the Trustee attains age 70.
Officers serve at the discretion of the board until their successors are duly appointed and qualified.

/3/The Trustees and Nominees other than Ms. Moret are not "interested persons" of the Trust and are referred to as
"Independent Trustees."

/4/The "Fund Complex" includes the 11 series of The Lutheran Brotherhood Family of Funds, the 20 series of The AAL
Mutual Funds, and the 26 series of Thrivent Series Fund, Inc.

                                      Results of Special Shareholder Meetings
                                               The AAL Mutual Funds

Special meetings of the shareholders of each of the series of The AAL Mutual Funds (the "Trust") were held on
March 9, 2004.     The matters voted upon at the meetings and the shares cast for, to withhold, against, or to abstain are set forth as follows:

Proposal 1-To elect a Board of Trustees

To elect Pamela J. Moret as Trustee:            For:  471,360,619.587       Withhold: 25,282,126.505
To elect F. Gregory Campbell  as Trustee:       For:  472,780,339.866       Withhold: 23,862,406.226
To elect Herbert F. Eggerding  as Trustee:      For:  472,897,366.743       Withhold: 23,745,379.349
To elect Noel K. Estenson  as Trustee:          For:  472,290,330.509       Withhold: 24,352,415.583
To elect Richard L. Gady  as Trustee:           For:  472,881,001.618       Withhold: 23,761,744.474
To elect Jodi L. Harpstead as Trustee:          For:  472,531,336.299       Withhold: 24,111,409.793
To elect Connie M. Levi as Trustee:             For:  472,032,037.324       Withhold: 24,610,708.768
To elect Edward W. Smeds  as Trustee:           For:  472,508,991.587       Withhold: 24,133,754.505

Proposal 2A-To amend the fundamental investment restriction on diversification:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 66,222.562   Against: 1,705.379     Abstain: 3,384.826

Proposal 2B-To amend the fundamental investment restriction on lending:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 65,596.013   Against: 2,100.785     Abstain: 3,615.969

Proposal 2C-To amend the fundamental investment restriction on borrowing and issuing senior securities:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 64,566.206   Against: 3,130.592     Abstain: 3,615.969

Proposal 2D-To amend the fundamental investment restriction on the purchase or sale of real estate:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 65,596.013   Against: 2,100.785     Abstain: 3,615.969

Proposal 2E-To amend the fundamental investment restriction on the purchase or sale of commodities:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 65,998.022   Against: 1,698.776     Abstain: 3,615.969

Proposal 2F-To amend the fundamental investment restriction on the concentration of assets:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 65,553.686   Against: 2,143.112     Abstain: 3,615.969

Proposal 2G-To amend the fundamental investment restriction on underwriting the securities of other issuers:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 63,690.740   Against: 3,604.049     Abstain: 4,017.978

Proposal 2H-To eliminate the fundamental investment restriction on margin transactions:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 63,690.740   Against: 3,604.049     Abstain: 4,017.978

Proposal 2I-To eliminate the fundamental investment restriction on short sales:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 65,517.962   Against: 2,178.836     Abstain: 3,615.969

Proposal 2J-To eliminate the fundamental investment restriction on the pledge of assets:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 64,968.215   Against: 2,728.583     Abstain: 3,615.969

Proposal 2K-To eliminate the fundamental investment restriction on oil, gas, or mineral investments:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 65,998.022   Against: 1,698.776     Abstain: 3,615.969

Proposal 2L-To eliminate the fundamental investment restriction on restricted securities:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 63,295.334   Against: 4,401.464     Abstain: 3,615.969

Proposal 2M-To eliminate the fundamental investment restriction on unseasoned issuers:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 63,295.334   Against: 4,401.464     Abstain: 3,615.969

Proposal 2N-To eliminate the fundamental investment restriction on investments in other investment companies:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 64,170.800   Against: 3,525.998     Abstain: 3,615.969

Proposal 2O-To eliminate the fundamental investment restriction on control securities:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 63,295.334   Against: 3,999.455     Abstain: 4,017.978

Proposal 3A-To amend the Declaration of Trust regarding the voting requirements for a reorganization of the Trust or a series of the Trust:

For: 457,132,177.569  Against: 15,857,853.102  Abstain: 23,652,715.421

Proposal 3B-To amend the Declaration of Trust regarding the requirements for a liquidation of the Trust or a class or series of the Trust:
For: 449,807,620.028  Against: 23,813,745.170  Abstain: 23,021,380.894

Proposal 3C-To amend the Declaration of Trust to eliminate the restriction on involuntary redemptions of small accounts:
For: 453,648,066.605  Against: 19,713,386.629  Abstain: 23,281,292.858

Proposal 4-To amend the investment objective for The AAL Equity Income Fund

Proposal 5-To authorize Thrivent Investment Management Inc., upon approval of the Board of Trustees, to enter into and amend subadvisory agreements without shareholder approval:

The AAL U.S. Government Zero Coupon Target Fund, Series 2006           For: 64,170.800   Against: 3,525.998     Abstain: 3,615.969

-------------------------------------------------------------------------------------------------------------------
                                              We're Listening to You!
-------------------------------------------------------------------------------------------------------------------
                              In response to shareholder concerns regarding multiple
                              mailings, we are sending one shareholder report for The
                              AAL Mutual Funds to each household. This consolidation
                              helps reduce printing and postage costs, thereby saving
                             shareholders' money. If you wish to receive an additional
                             copy of this report, call us toll free at (800) 847-4836.

  This report is submitted for the information of shareholders of The AAL Mutual Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual
    Funds, which contains more complete information about the Funds, including investment policies, charges and expenses.

[OBJECT OMITTED]

Item 2. Code of Ethics
        As of the end of the period  covered by this report,  registrant has adopted a code of ethics (as  defined in Item 2 of Form  N-CSR,  applicable  to  registrant's  Principal
        Executive Officer,  Principal Financial Officer,  and Principal Accounting Officer. No
        substantive  amendments  were  approved or waivers were granted to such code of ethics during the period  covered by this  report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert
        Registrant's  Board of Trustees  has  determined  that Herbert F.  Eggerding,  Jr., an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

        (a)Audit Fees

           The  aggregate  fees  billed  by  registrant's   independent  public   accountants,
           PricewaterhouseCoopers  LLP  ("PwC")  for  each of the last two  fiscal  years  for professional  services  rendered  in  connection  with the  audit  of  registrant's annual  financial  statements  or  services  that  are  normally  provided  by  the accountant  in connection  with  statutory and  regulatory  filings or  engagements were  $246,050 for the year ended April 30,  2003,  and $220,800 for the year ended
           April 30, 2004.

        (b)Audit-Related Fees

           The aggregate  fees PwC billed to registrant  for each of the last two fiscal years for assurance and other services which are  reasonably  related to the  performance of  registrant's  audit and are not reported under Item 4(a) were $0 and $0 for the years ended April 30, 2003 and
           April 30,  2004,  respectively.  The  aggregate  fees PwC  billed  to  registrant's investment  adviser  and any entity  controlling,  controlled  by, or under  common control with  registrant's  investment  adviser for  assurance  and other  services directly  related to the operations and financial  reporting of registrant  were $0 for the year ended April 30, 2003, and $0 for the year ended April 30, 2004.

        (c)Tax Fees

           The  aggregate  tax fees PwC billed to  registrant  for each of the last two fiscal years for tax compliance,  tax advice,  and tax planning services were $173,525 for the year ended April 30,  2003,  and  $95,000  for the year ended  April 30,  2004.
           The  aggregate  tax fees PwC  billed to  registrant's  investment  adviser  and any entity  controlling,  controlled  by, or under  common  control  with  registrant's investment  adviser for services  directly  related to the operations and financial reporting of registrant  were $0 for the year ended April 30, 2003,  and $0 for the year ended April 30, 2004.

        (d)All Other Fees

           For the fiscal  years ended April 30, 2004 and 2003,  registrant  paid PwC no other fees.  The aggregate  fees PwC billed to  registrant's  investment  adviser and any entity  controlling,  controlled  by, or under  common  control  with  registrant's investment  adviser for any other services  directly  related to the operations and financial  reporting of registrant  were $0 for the year ended April 30, 2003,  and
           $0 for the year ended April 30, 2004.

        (e)For the period covered by this report, registrant's audit committee charter, adopted in August 2003,  provides that the audit  committee  (comprised of the  independent directors of registrant) is responsible for  pre-approval of all auditing  services performed  for  the  registrant.  The  audit  committee  reports  to the  Board  of
           Directors  ("Board")  regarding  its approval of the  engagement of the auditor and the proposed  fees for the  engagement,  and the  majority of the Board  (including the members of the Board who are  independent  directors)  must approve the auditor
           at  an  in-person   meeting.   The  audit   committee  also  is   responsible   for
           pre-approval   (subject  to  the  de  minimus  exceptions  for  non-audit  services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934, as amended)
           of all  non-auditing  services  performed  for  the  registrant  or for any service affiliate  of  registrant.  Registrant's  audit  committee  charter  also permits a designated member of the audit committee to pre-approve, between  meetings,  one or more non-audit service projects, subject to  ratification by the audit committee at the next meeting of the audit committee. Registrant's audit committee  pre-approved all fees described above which PwC billed to registrant.

        (f)Less than 50% of the hours billed by PwC for auditing  services to  registrant  for the fiscal year ended April 30,  2004,  were for work  performed  by persons  other than full-time, permanent employees of PwC.

        (g)The  aggregate  non-audit  fees  billed by PwC to  registrant  and to  registrant's investment  adviser  and any entity  controlling,  controlled  by, or under  common control  with  registrant's  investment  adviser for the fiscal  years ending April
           30, 2003, and April 30, 2004, were $35,000 and $0.

        (h)Registrant's  audit  committee has  considered the non-audit  services  provided to the  registrant and  registrant's  investment  adviser and any entity  controlling, controlled  by, or under common  control with  registrant's  investment  adviser as described  above  and  determined  that  these  services  do not  compromise  PwC's independence.

Item 5. Audit Committee of Listed Registrants
        Not applicable.

Item 6. Schedule of Investments.
        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
        Companies
        Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
        Purchasers.
        Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders
        There have been no material changes to the procedures by which shareholders may recommend nominees to registrant's board of trustees.

Item 10. Controls and Procedures

        (a)(i)  Except  as  noted  below,   registrant's  principal  executive  and  principal
        financial  officers,  or persons  performing  similar  functions,  have concluded that registrant's  disclosure  controls and  procedures  (as defined in Rule 30a-3(c) under the  Investment  Company  Act)  are  effective,  based on  their  evaluation  of these controls  and  procedures  as of a date  within  90  days of the  filing  date of this report.  They note that this  report is being filed  late.  The annual  report for The
        AAL  U.S.   Government  Zero  Coupon  Target  Fund,  Series  2006,  was  prepared  and distributed  to  shareholders  in a timely manner and should have been included in the filing on Form N-CSR made on June 30,  2004,  or in a  separate  Form N-CSR  which was timely  filed.  Registrant's  principal  executive and  principal  financial  officers further  note they were  provided  with  notice of the late filing  promptly  upon its discovery  and were advised that  registrant  has  implemented  procedures  to provide greater  assurance that  shareholder  reports for all series of the registrant will be filed timely in the future.  Registrant's  principal executive and principal financial officers  further note that registrant is implementing  other processes to enhance the effectiveness of its disclosure  controls and procedures.  With the  implementation of these new procedures,  and an understanding of additional  measures registrant intends to  take  to  further  improve  the  effectiveness  of  its  disclosure  controls  and procedures,  registrant's  principal  executive and principal  financial officers have
        concluded    that    registrant's    disclosure    controls   and    procedures    are
        effective.

        (a)(ii)  There  were no changes  in  registrant's  internal  controls  over  financial reporting  (as  defined  in Rule  30a-3(d)  under  the  Investment  Company  Act) that occurred  during  registrant's  second fiscal  half-year of the period covered by this report that has materially  affected,  or is reasonably  likely to materially  affect, registrant's internal control over financial reporting.

Item 11. Exhibits

(a)     The code of ethics pursuant to Item 2 is attached hereto.

(b)     Certifications  pursuant to Rule 30a-2(a) and 30a-2(b)  under the  Investment  Company
        Act of 1940 are attached hereto.

                                          SIGNATURES

Pursuant  to the  requirements  of the  Securities  Exchange  Act of 1934  and the  Investment
Company  Act of 1940,  the  registrant  has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 2, 2004                                    THRIVENT MUTUAL FUNDS

                                                          By: /s/ Pamela J. Moret
                                                              ------------------------------
                                                              Pamela J. Moret
                                                              President

Pursuant  to the  requirements  of the  Securities  Exchange  Act of 1934  and the  Investment
Company Act of 1940,  this report has been signed below by the following  persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 2, 2004                                    By: /s/ Pamela J. Moret
                                                              ------------------------------
                                                              Pamela J. Moret
                                                              President

Date: November 2, 2004                                    By: /s/ Gerard V. Vaillancourt
                                                              ------------------------------
                                                              Gerard V. Vaillancourt
                                                              Assistant Treasurer

                                  CERTIFICATION BY PRESIDENT

I, Pamela J. Moret, certify that:

1.  I have reviewed this report on Form N-CSR of Thrivent Mutual Funds;

2.  Based on my  knowledge,  this report does not contain any untrue  statement  of a material fact or omit to state a material fact necessary to make the  statements  made, in light of the  circumstances  under which such  statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the financial statements,  and other financial information included in this report,  fairly present in all material respects the financial condition,  results of  operations,  changes in net assets,  and cash flows (if the financial  statements  are required  to include a  statement  of cash flows) of the  registrant  as of, and for,  the periods presented in this report;

4.  The  registrant's  other  certifying  officer(s) and I are  responsible  for  establishing and maintaining  disclosure controls and procedures (as defined in Rule 30a-3(c) under the
    Investment Company Act of 1940) and internal control over financial  reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    a)  Designed such disclosure  controls and procedures,  or caused such disclosure controls and  procedures  to be  designed  under  our  supervision,  to  ensure  that  material information relating to the registrant,  including its consolidated  subsidiaries,  is made known to us by others within those  entities,  particularly  during the period in which this report is being prepared;

    b)  Designed  such  internal  control over  financial  reporting,  or caused such internal control over  financial  reporting to be designed  under our  supervision,  to provide reasonable  assurance  regarding  the  reliability  of  financial  reporting  and  the
        preparation  of  financial   statements  for  external  purposes  in  accordance  with
        generally accepted accounting principles;

    c)  Evaluated the  effectiveness  of the registrant's  disclosure  controls and procedures and  presented  in  this  report  our  conclusions  about  the  effectiveness  of  the disclosure  controls and  procedures,  as of a date within 90 days prior to the filing date of this report based on such evaluation; and

    d)  Disclosed  in this  report  any  change  in the  registrant's  internal  control  over
        financial   reporting  that  occurred  during  the  registrant's  most  recent  fiscal half-year (the  registrant's  second fiscal half-year in the case of an annual report)
        that has  materially  affected,  or is  reasonably  likely to materially  affect,  the registrant's internal control over financial reporting; and

5.  The  registrant's  other  certifying  officer(s)  and I  have  disclosed  to  registrant's auditors  and the audit  committee  of the  registrant's  board of  directors  (or persons performing the equivalent functions):

    a)  All  significant  deficiencies  and material  weaknesses in the design or operation of internal  controls over financial  reporting which are reasonably  likely to adversely affect the registrant's ability to record,  process,  summarize,  and report financial information; and

    b)  Any fraud,  whether or not material,  that involves  management or other employees who
        have  a  significant  role  in  the  registrant's   internal  control  over  financial
        reporting.

Date:  November 2, 2004                            /s/ Pamela J. Moret
                                                   -----------------------------------------
                                                   Pamela J. Moret
                                                   President

                             CERTIFICATION BY ASSISTANT TREASURER

I, Gerard V. Vaillancourt, certify that:

1.  I have reviewed this report on Form N-CSR of Thrivent Mutual Funds;

2.  Based on my  knowledge,  this report does not contain any untrue  statement  of a material fact or omit to state a material fact necessary to make the  statements  made, in light of the  circumstances  under which such  statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the financial statements,  and other financial information included in this report,  fairly present in all material respects the financial condition,  results of  operations,  changes in net assets,  and cash flows (if the financial  statements  are required  to include a  statement  of cash flows) of the  registrant  as of, and for,  the periods presented in this report;

4.  The  registrant's  other  certifying  officer(s) and  I  are  responsible for establishing and maintaining  disclosure controls and procedures (as defined in Rule 30a-3(c) under the
    Investment Company Act of 1940) and internal control over financial  reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    a)  Designed such disclosure  controls and procedures,  or caused such disclosure controls and  procedures  to be  designed  under  our  supervision,  to  ensure  that  material information relating to the registrant,  including its consolidated  subsidiaries,  is made known to us by others within those  entities,  particularly  during the period in which this report is being prepared;

    b)  Designed  such  internal  control over  financial  reporting,  or caused such internal control over  financial  reporting to be designed  under our  supervision,  to provide reasonable  assurance  regarding  the  reliability  of  financial  reporting  and  the
        preparation  of  financial   statements  for  external  purposes  in  accordance  with
        generally accepted accounting principles;

    c)  Evaluated the  effectiveness  of the registrant's  disclosure  controls and procedures and  presented  in  this  report  our  conclusions  about  the  effectiveness  of  the disclosure  controls and  procedures,  as of a date within 90 days prior to the filing date of this report based on such evaluation; and

    d)  Disclosed  in this  report  any  change  in the  registrant's  internal  control  over
        financial   reporting  that  occurred  during  the  registrant's  most  recent  fiscal half-year (the  registrant's  second fiscal half-year in the case of an annual report)
        that has  materially  affected,  or is  reasonably  likely to materially  affect,  the registrant's internal control over financial reporting; and

5.  The  registrant's  other  certifying  officer(s)  and I  have  disclosed  to  registrant's auditors  and the audit  committee  of the  registrant's  board of  directors  (or persons performing the equivalent functions):

    a)  All  significant  deficiencies  and material  weaknesses in the design or operation of internal  controls over financial  reporting which are reasonably  likely to adversely affect the registrant's ability to record,  process,  summarize,  and report financial information; and

    b)  Any fraud,  whether or not material,  that involves  management or other employees who
        have  a  significant  role  in  the  registrant's   internal  control  over  financial
        reporting.

Date:  November 2, 2004                            /s/ Gerard V. Vaillancourt
                                                   -----------------------------------------
                                                   Gerard V. Vaillancourt
                                                   Assistant Treasurer

                CERTIFICATION UNDER SECTION 906 OF SARBANES-OXLEY ACT OF 2002

Name of Registrant: Thrivent Mutual Funds

In  connection  with the  Report on Form N-CSR for the  above-named  issuer,  the  undersigned hereby certify, to the best of her or his knowledge, that:

1.  The Report fully complies with the requirements of Section 13(a) or 15(d) of the
    Securities Exchange Act of 1934; and
2.  The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 2, 2004                             /s/ Pamela J. Moret
                                                   -------------------------------------------
                                                   Pamela J. Moret
                                                   President

Date: November 2, 2004                             /s/ Gerard V. Vaillancourt
                                                   ---------------------------------------
                                                   Gerard V. Vaillancourt
                                                   Assistant Treasurer